Hedging Financial Instruments - Summary of Hedging Transaction and Reclassification Affected Comprehensive Income (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member] - TWD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reclassification Of Financial Assets [Line Items]
Hedging Gain or Loss Recognized in OCI	$ (13)	$ 21	$ (10)
Amount of Hedge Ineffectiveness Recognized in Profit or Loss	0	0	0
Line item in which hedge ineffectiveness is included	0	0	0
Amount Reclassified to P/L and the Adjusted Line Item	37	6	(43)
Due to Hedged Future Cash Flows No Longer Expected to Occur	$ 0	$ 0	$ 0